Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligations [Abstract]
Schedule of Change in the Liability for the Asset Retirement Obligations

The following table summarizes the change in the liability for the AROs (in thousands):

Amount
Balance, December 31, 2013	$2,148
Accretion expense	173
Revisions in estimated cash flows	(278)
Balance, December 31, 2014	2,043
Additional asset retirement obligations incurred	202
Accretion expense	201
Balance, December 31, 2015	$2,446